Equity	6 Months Ended
Jun. 30, 2022
Equity [abstract]
Equity
13.	EQUITY
Ordinary shares

	December 31,	June 30,
	2021	2022
Number of ordinary shares authorized	500,000,000	500,000,000
Authorized par value of per share	$0.01	$0.01
Number of ordinary shares issued and fully paid	348,723,365	348,723,365
Number of equivalent ADS issued and fully paid	69,744,673	69,744,673
Amount of ordinary shares authorized	$5,000,000	$5,000,000
Amount of share capital par value issued and fully paid	$63,019,962	$63,019,962
Amount of share capital surplus issued and fully paid	$213,098,729	$213,098,729
Issuance of new ADS
As of December 31, 2021, the Company had raised total net proceeds $21.5 million by issuing 44,314,860 ordinary shares (representing 8,862,972 ADS) under the ATM Sales Agreement of which 19,720,500 ordinary shares (representing 3,944,100 ADS) were issued from October 9, 2020 through December 31, 2020 for net proceeds of $7.4 million and 24,594,360 ordinary shares (representing 4,918,872 ADS) were issued during the year ended December 31, 2021, for net proceeds of $14.1 million. As of December 31, 2021, the Company had $62.8 million in proceeds available for sale under this ATM Sales Agreement.
During the period ended June 30, 2022, there were no issuance of ordinary shares/ADS.